UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
"                    WASHINGTON, D.C.  20549"

                          FORM 13F

                   FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended:  September 30, 2011"

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	" Lafayette Investments, Inc."
Address: 17830 New Hampshire Avenue
	 Suite 201
	" Ashton, MD  20861"

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	President
Phone:	301-570-1250
"Signature, Place, and Date of Signing:"

    Lawrence Judge	"Ashton, MD    Novemberr 14, 2011"


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		65

Form 13F Information Table Value Total:		"144,086"



List of Other Included Managers:

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

						Value	Shares/Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of IssuerTitle of Class	Cusip 		(x1000)  Prn AmtPrnCall	Dscretn	Mgrs	Sole	Shared	 None

AT&T Inc		COM	00206R-10-2	318	11153	SH	Sole				11153
Alleghany Corp		COM	017175-10-0	3995	13849	SH	Sole				13849
Allergan		COM	018490-10-2	989	12000	SH	Sole				12000
Avalonbay Comm Reit Inc.COM	053484-10-1	383	3356	SH	Sole				3356
Bank Of Amer Corp	COM	060505-10-4	696	113692	SH	Sole				113692
Berkshire Hathaway Cl A	COM	084670-10-8	534	5	SH	Sole				5
Berkshire Hathaway Cl B	COM	084670702	11269	158629	SH	Sole				158629
Boston Properties	COM	101121-10-1	321	3600	SH	Sole				3600
Chevrontexaco Corp Com	COM	166764-10-0	288	3108	SH	Sole				3108
Coca-Cola Corp		COM	191216-10-0	4627	68486	SH	Sole				68486
Covidien PLC		COM	g2554f113	3886	88112	SH	Sole				88112
Dell Computer Corp Com	COM	24702r-10-1	4249	300496	SH	Sole				300496
Dover Corp Com		COM	260003-10-8	2234	47931	SH	Sole				47931
Dover Motorsports Inc	COM	260174-10-7	160	128103	SH	Sole				128103
Exxon Mobil Corp	COM	30231g-10-2	5567	76645	SH	Sole				76645
Farmer Bros Corp	COM	307675-10-8	224	40653	SH	Sole				40653
Fed Rlty Inv Tr Sbi-New	COM	313747-20-6	457	5550	SH	Sole				5550
First Natl Bk Alaska 	COM	32112J-10-6	450	297	SH	Sole				297
Fortune Brands Inc	COM	349631-10-1	316	5846	SH	Sole				5846
Gallagher Arthur J &Co 	COM	363576109	276	10479	SH	Sole				10479
General Electric Corp	COM	369604-10-3	351	23048	SH	Sole				23048
Genuine Parts Co Com	COM	372460-10-5	4608	90705	SH	Sole				90705
Gladstone Capital Corp 	COM	376535-10-0	1217	177417	SH	Sole				177417
Glaxo Holdings Plc	COM	37733w-10-5	1612	39047	SH	Sole				39047
HCP Inc.		COM	40414L-10-9	445	12700	SH	Sole				12700
Hasbro Inc Com		COM	418056-10-7	2687	82394	SH	Sole				82394
Home Depot Inc Com	COM	437076-10-2	3165	96277	SH	Sole				96277
Home Properties		COM	437306-10-3	221	3900	SH	Sole				3900
Interntl Bus Machine	COM	459200-10-1	245	1400	SH	Sole				1400
Interntl Speedway Cl A	COM	460335-20-1	1226	53666	SH	Sole				53666
Johnson & Johnson	COM	478160-10-4	6876	107959	SH	Sole				107959
Leucadia National Corp	COM	527288-10-4	3850	169753	SH	Sole				169753
Loews Corp		COM	540424-10-8	4183	121062	SH	Sole				121062
Lowes Cos Inc Com	COM	548661-10-7	1547	80000	SH	Sole				80000
Markel Corp Com		COM	570535-10-4	8030	22486	SH	Sole				22486
Marsh & McLennan Cos	COM	571748-10-2	2875	108286	SH	Sole				108286
McCormick&Co Inc NVtg	COM	579780-20-6	3916	84828	SH	Sole				84828
McDonalds Corp		COM	580135-10-1	294	3350	SH	Sole				3350
Mohawk Inds Inc Com	COM	608190-10-4	566	13200	SH	Sole				13200
Nestle Sa-Adr Repstg	COM	641069-40-6	980	17787	SH	Sole				17787
Norfolk Southern Corp	COM	655844-10-8	3477	56975	SH	Sole				56975
Paychex Inc		COM	704326-10-7	4797	181902	SH	Sole				181902
Pepsico Inc		COM	713448-10-8	3284	53056	SH	Sole				53056
Pfizer Inc Com		COM	717081-10-3	391	22096	SH	Sole				22096
Philip Morris Intl Inc 	COM	718172-10-9	219	3512	SH	Sole				3512
Procter & Gamble Co	COM	742718-10-9	3998	63276	SH	Sole				63276
Progressive Corp Ohio 	COM	743315-10-3	3858	217211	SH	Sole				217211
Royal Dutch Shelll Cl A	COM	780257-80-4	549	8920	SH	Sole				8920
Sandy Spring Bancorp ComCOM	800363-10-3	2014	137641	SH	Sole				137641
Spdr Gold Trust		COM	78463v107	209	1320	SH	Sole				1320
St Joe Corporation	COM	790148-10-0	1442	96180	SH	Sole				96180
Sysco Corp		COM	871829-10-7	3848	148578	SH	Sole				148578
TE Connectivity Ltd	COM	H84989-10-4	2626	93315	SH	Sole				93315
Target Corp Com		COM	87612e-10-6	1086	22150	SH	Sole				22150
Tearlab Corp.		COM	878193-10-1	47	52130	SH	Sole				52130
Tyco Intl Ltd New Com	COM	h89128104	2484	60950	SH	Sole				60950
Verizon Communications 	COM	92343v-10-4	303	8240	SH	Sole				8240
Wal Mart Stores Inc Com	COM	931142-10-3	7617	146759	SH	Sole				146759
Walgreen Co		COM	931422-10-9	4181	127106	SH	Sole				127106
Walt Disney Holding Co	COM	254687-10-6	2827	93747	SH	Sole				93747
Washington Post Co Cl B	COM	939640-10-8	1508	4611	SH	Sole				4611
Washington Rl Est Inv TrCOM	939653-10-1	479	17003	SH	Sole				17003
Wells Fargo & Co (new)	COM	949746-10-1	2083	86380	SH	Sole				86380
Royce Value Trust Inc		780910-10-5	279	25190	SH	Sole				25189.999
SPDR Tr Unit Ser 1		78462f-10-3	347	3062	SH	Sole				3062.358

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